Financial Statement Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ASSETS
Cash, cash equivalents and restricted cash	¥ 575,740	$ 82,330	¥ 507,229	¥ 763,800
Short-term investments	235,937	33,739	276,029
Prepaid expenses and other current assets	82,566	11,807	96,916
Total current assets	917,391	131,186	884,313
Non-current assets
Long-term investments	318,791	45,587	260,083
Other non-current assets	19,750	2,824	26,319
Total non-current assets	1,129,827	161,564	1,236,850
TOTAL ASSETS	2,047,218	292,750	2,121,163
Current liabilities
Accrued expenses and other current liabilities	366,011	52,342	404,865
Total current liabilities	759,449	108,603	801,383
TOTAL LIABILITIES	1,103,151	157,751	1,521,305
SHAREHOLDERS' EQUITY
Additional paid-in capital	2,287,553	327,116	2,294,381
Statutory reserves	22,440	3,209	11,083
Accumulated other comprehensive income	121,570	17,384	136,164
Accumulated deficit	(1,486,011)	(212,497)	(1,840,285)
TOTAL SHAREHOLDERS' EQUITY	944,067	134,999	599,858	275,549	¥ (379,851)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,047,218	292,750	2,121,163
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1	0	1
Treasury stock	(6,828)		(10,661)	¥ (4,698)
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	0	0	0
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1	0	1
Parent Company
ASSETS
Cash, cash equivalents and restricted cash	198,933	28,447	328,460
Short-term investments	6,478	926	7,299
Prepaid expenses and other current assets	5,020	718	12,685
Total current assets	210,431	30,091	348,444
Non-current assets
Long-term investments	21,641	3,095	19,700
Other non-current assets	16,027	2,292	21,000
Investments in subsidiaries,VIEs and VIEs' subsidiaries	705,268	100,853	218,964
Total non-current assets	742,936	106,240	259,664
TOTAL ASSETS	953,367	136,331	608,108
Current liabilities
Accrued expenses and other current liabilities	7,150	1,022	5,567
Amounts due to subsidiaries	663	97	1,196
Total current liabilities	7,813	1,119	6,763
TOTAL LIABILITIES	7,813	1,119	6,763
SHAREHOLDERS' EQUITY
Treasury stock	0	0	0
Additional paid-in capital	2,287,553	327,116	2,294,381
Statutory reserves	22,440	3,209	11,083
Accumulated other comprehensive income	121,570	17,384	136,164
Accumulated deficit	(1,486,011)	(212,497)	(1,840,285)
TOTAL SHAREHOLDERS' EQUITY	945,554	135,212	601,345
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	953,367	136,331	608,108
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1	0	1
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	0	0	0
Parent Company | Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 1	$ 0	¥ 1